T. ROWE PRICE Retirement 2005 Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 55.6%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  200,049 943 21,494 34,226,997 175,585
New Income Fund  174,685 1,979 12,300 19,111,481 160,536
International Bond Fund (USD
Hedged)  63,109 698 3,866 6,548,796 58,481
Dynamic Global Bond Fund  49,436 628 4,648 4,629,714 45,603
Emerging Markets Bond Fund  43,583 2,903 2,450 4,921,603 41,588
High Yield Fund  39,247 1,363 1,721 6,517,643 37,085
U.S. Treasury Long-Term Index
Fund  32,469 3,714 2,247 3,772,299 33,385
Floating Rate Fund  27,338 453 6,914 2,327,218 21,317
Total Bond Mutual Funds (Cost $614,308) 573,580
EQUITY MUTUAL FUNDS 41.1%
T. Rowe Price Funds:
Value Fund  89,542 411 11,135 1,832,352 76,446
Growth Stock Fund (2) 69,754 2,577 4,530 940,921 68,019
Equity Index 500 Fund  61,370 16,008 21,201 453,298 47,252
Overseas Stock Fund  37,448 2,011 1,531 3,185,249 33,859
International Value Equity Fund  38,594 174 3,884 2,283,818 29,872
International Stock Fund  33,062 163 1,422 1,819,350 29,674
Real Assets Fund  20,168 3,214 954 1,510,968 20,353
Mid-Cap Value Fund  18,968 84 515 544,021 17,082
Mid-Cap Growth Fund (2) 17,158 90 770 174,993 16,103
U.S. Large-Cap Core Fund  9,735 6,663 654 507,858 15,540
U.S. Equity Research Fund  13,768 2,832 734 408,289 15,413
Emerging Markets Discovery
Stock Fund  14,271 576 746 1,063,468 13,357
Small-Cap Stock Fund  10,991 1,171 472 208,244 11,670
Emerging Markets Stock Fund  12,878 63 389 325,415 11,637
Small-Cap Value Fund  11,918 54 835 201,196 10,700
New Horizons Fund (2) 7,337 41 431 143,214 7,696
Total Equity Mutual Funds (Cost $351,913) 424,673
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  131 18,832 18,908 550 55
Total Other Mutual Funds (Cost $55) 55
T. ROWE PRICE Retirement 2005 Fund

T. ROWE PRICE Retirement 2005 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.4%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 9,672 43,042 18,078 34,636,320 34,636
Total Short-Term Investments (Cost $34,636) 34,636
Total Investments in Securities 100.1%
(Cost $1,000,912) $ 1,032,944
Other Assets Less Liabilities (0.1)% (554)
Net Assets 100.0% $ 1,032,390
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 28 $ 187 $ 403
Emerging Markets Bond Fund  (628) (2,448) 671
Emerging Markets Discovery Stock Fund  (140) (744) —
Emerging Markets Stock Fund  113 (915) —
Equity Index 500 Fund  7,316 (8,925) 271
Floating Rate Fund  (525) 440 342
Growth Stock Fund  (1,567) 218 —
High Yield Fund  (170) (1,804) 616
International Bond Fund (USD Hedged)  (363) (1,460) 394
International Stock Fund  (144) (2,129) —
International Value Equity Fund  499 (5,012) —
Limited Duration Inflation Focused Bond Fund  686 (3,913) —
Mid-Cap Growth Fund  (63) (375) —
Mid-Cap Value Fund  146 (1,455) —
New Horizons Fund  (110) 749 —
New Income Fund  (1,092) (3,828) 1,140
Overseas Stock Fund  (71) (4,069) —
Real Assets Fund  (86) (2,075) —
Small-Cap Stock Fund  6 (20) —
Small-Cap Value Fund  285 (437) —
Transition Fund  106 — 10
U.S. Equity Research Fund  (102) (453) —
U.S. Large-Cap Core Fund  (87) (204) —
U.S. Treasury Long-Term Index Fund  (834) (551) 240
Value Fund  (1,797) (2,372) —
U.S. Treasury Money Fund, 2.40% — — 100
Totals $ 1,406# $ (41,595) $ 4,187+
# Capital gain distributions from underlying Price funds represented $122 of the net realized gain
(loss).
+ Investment income comprised $4,187 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2005 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2005 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement 2005 Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F155-054Q1 08/22